Contract liabilities - Disclosure of development of contract liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contract liabilities [abstract]
BALANCE AS AT JANUARY 1	€ 9,411	€ 128,758
Revenue recognition	(4,394)	(130,678)
Addition	1,870	10,833
Other releases	(1,032)	0
Exchange rate differences	(159)	498
BALANCE AS AT CLOSING DATE	5,697	9,411
Less non-current portion	0	0
CURRENT PORTION	€ 5,697	€ 9,411